Accounts receivable and accrued revenues (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Accounts receivable and accrued revenues [Abstract]
Accounts receivable and accrued revenues	$ 17,348	$ 30,060